Cover Page	May 26, 2022
Cover [Abstract]
Document Type	8-K
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A common stock
Written Communications	false
Entity Address, Address Line One	3401 Hillview Avenue
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33622
Entity Tax Identification Number	94-3292913
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	VMW
Security Exchange Name	NYSE
Document Period End Date	May 26, 2022
Entity Registrant Name	VMWARE, INC.
City Area Code	650
Local Phone Number	427-5000
Entity Central Index Key	0001124610
Amendment Flag	false